CONSOLIDATED STATEMENTS OF INCOME - DOLLAR THRIFTY (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.
Revenues:
Vehicle rentals	$ 2,006,779				$ 1,623,231					$ 7,456,111	$ 6,929,584	$ 6,355,205	$ 442,336		$ 435,578							$ 1,160,322	$ 1,146,041	$ 1,484,324	$ 1,473,023	$ 1,472,918
Other	79,247				36,368					181,500	159,985	137,509	18,254		16,144							51,928	49,157	64,604	64,137	73,331
Total revenues	2,436,508	2,318,600	2,516,200	2,225,100	1,960,925	2,013,800	2,432,300	2,072,300	1,780,000	9,020,807	8,298,380	7,562,534	460,590	353,730	451,722	395,129	348,347	349,059	443,544	396,227	348,330	1,212,250	1,195,198	1,548,928	1,537,160	1,546,249
COSTS AND EXPENSES:
Direct vehicle and operating	1,351,190				1,114,158					4,795,788	4,566,378	4,283,394	215,790		214,536							596,463	583,799	751,468	745,535	768,456
Vehicle depreciation and lease charges, net	587,027				515,106					2,148,158	1,905,739	1,868,147	89,131		63,299							188,368	203,983	270,957	299,200	426,092
Selling, general and administrative	251,524				207,736					945,581	745,117	664,442	54,454		47,851							147,479	145,641	191,043	209,341	200,389
Interest expense, net of interest income										592,886	644,703	714,224	12,206		19,627							44,601	58,899	77,462	89,303	96,560
Long-lived asset impairment																									1,057	2,592
Total expenses	2,350,557				1,984,940					8,517,955	7,924,485	7,530,212	371,581		345,313							976,911	992,322	1,290,930	1,344,436	1,494,089
(Increase) decrease in fair value of derivatives	(1,456)				(2,956)					4,326	(7,990)	10,810	40		523							525	(3,367)	(3,244)	(28,694)	(28,848)
Income before income taxes	85,951	(26,900)	382,100	171,700	(24,015)	105,400	308,200	107,000	(146,700)	502,852	373,895	32,322	88,969		105,886							234,814	206,243	261,242	221,418	81,008
INCOME TAX EXPENSE	59,468				24,226					227,073	143,846	33,322	33,469		39,265							89,516	80,594	101,692	90,202	35,986
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 26,483	$ (28,300)	$ 251,300	$ 101,000	$ (48,241)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 275,779	$ 210,489	$ (18,383)	$ 55,500	$ 33,901	$ 66,621	$ 42,505	$ 16,523	$ 12,496	$ 49,165	$ 42,263	$ 27,292	$ 145,298	$ 125,649	$ 159,550	$ 131,216	$ 45,022
BASIC EARNINGS PER SHARE (in dollars per share)													$ 1.99	$ 1.16	$ 2.30	$ 1.47	$ 0.57	$ 0.44	$ 1.72	$ 1.48	$ 0.96	$ 5.15	$ 4.35	$ 5.51	$ 4.58	$ 1.98
DILUTED EARNINGS PER SHARE (in dollars per share)													$ 1.91	$ 1.08	$ 2.13	$ 1.36	$ 0.53	$ 0.41	$ 1.62	$ 1.40	$ 0.91	$ 4.94	$ 4.03	$ 5.11	$ 4.34	$ 1.88